Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Provision Expense	The components of the Company’s income tax provision expense are as follows (in thousands):
	Year ended December 31,
	2023	2022	2021
Current provision:
Federal	$(1,112)	$(68)	$2,536
State and local	(309)	268	795
Foreign	(582)	1,402	3,572
	(2,003)	1,602	6,903
Deferred expense (benefit):
Federal	—	8,882	(9,013)
State and local	(159)	3,552	(3,472)
Foreign	(520)	65	(213)
	(679)	12,499	(12,698)
Provision for (benefit from) income taxes	$(2,682)	$14,101	$(5,795)

Schedule of Income (Loss) Before Provision for Income Taxes	Income (loss) before provision for income taxes consisted of the following (in thousands):
	Year ended December 31,
	2023	2022	2021
United States	$(63,831)	$(52,598)	$17,018
International	2,159	9,270	13,449
Total	$(61,672)	$(43,328)	$30,467

Schedule of Deferred Income Tax Assets and Liabilities	The Company’s deferred income tax assets and liabilities consisted of the following (in thousands):
	As of December 31,
	2023	2022
Deferred tax assets:
Accounts receivable	$2,473	5,123
Inventories	2,139	2,807
Property and equipment	2,207	296
Reserves and other accruals	64	389
Stock based compensation	1,942	2,673
Lease liabilities	18,684	20,668
Section 174 Costs	3,138	2,601
Credits and other	2,834	1,669
Net operating losses	13,191	9,921
Gross deferred tax assets	46,672	46,147
Valuation allowance	(25,670)	(24,128)
Total deferred tax assets, net	21,002	22,019

Deferred tax liabilities:
Prepaid expenses	(1,606)	(864)
Other	(233)	(773)
Right of Use of Asset	(17,556)	(19,514)
Total deferred tax liabilities	(19,395)	(21,151)
Net deferred tax assets	$1,607	$868

Schedule of U.S. Federal Statutory Tax Rate	A reconciliation of the U.S. federal statutory tax rate to the Company’s effective tax rate is as follows:
	Year ended December 31,
	2023	2022	2021
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.50	2.48	(6.85)
Permanent items:
Other nondeductible items	(0.35)	(0.30)	0.48
Subpart F income	(1.55)	(0.80)	—
Stock-based compensation	(10.94)	(10.88)	0.74
Foreign withholding tax	(0.82)	—	—
Research & development credit	0.34	1.57	—
Global intangible low-taxed income	(0.46)	—	—
Foreign rate differential and foreign tax credits	(1.39)	(0.74)	2.15
Canada Provision	1.92
Change in valuation allowance – U.S. Federal	(5.61)	(34.09)	(33.11)
Change in valuation allowance – U.S. States	(0.07)	(11.17)	—
Change in valuation allowance – Foreign	3.18	0.96	—
Change in uncertainty tax position (“FIN48”)	(2.54)	(0.10)	—
Other	(0.86)	(0.01)	(3.43)
Effective tax rate	4.35%	(32.08)%	(19.02)%

Schedule of Uncertain Tax Positions	A reconciliation of the beginning and ending amounts of uncertain tax positions is as follows (in thousands):
	Year ended December 31,
	2023	2022
Beginning balance	$1,606	$1,563
Additions based on tax positions related to the prior year	2,592	43
Additions based on tax positions related to the current year	126	—
Reduction based on tax position related to settlements with taxing authorities	(62)	—
Reductions based on tax position related to a lapse of the applicable statute of limitation	(20)	—
Ending balance	$4,242	$1,606